UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21157

Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
	April 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.1% (0.9% of Total Investments)
$ 485	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 476,066
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 14.8% (10.5% of Total Investments)
690	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	9/10 at 100.00	A	619,241
	Rate Securities, 0.690%, 11/01/41 (Alternative Minimum Tax) (4)
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	N/R	1,289,225
1,130	Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds,	7/12 at 100.00	AA	1,212,298
	Main Campus Project, Series 2002, 5.250%, 7/01/18 – NPFG Insured
560	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	539,907
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	533,953
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,000	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 –	6/12 at 100.00	AA–	2,131,440
	AMBAC Insured
6,195	Total Education and Civic Organizations			6,326,064
	Health Care – 29.5% (20.9% of Total Investments)
1,015	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	1,031,037
	2007A, 5.000%, 1/01/25
620	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	435,550
	2007B, 1.005%, 1/02/37
2,390	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	A+	2,439,234
	2008D, 5.500%, 1/01/38
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	637,894
	5.000%, 4/01/20
475	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	432,697
	Network, Series 2005B, 5.000%, 12/01/37
785	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	703,996
	Network, Series 2007, 5.000%, 12/01/42
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,881,484
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,985	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,001,356
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/10 at 100.00	Aa2	2,000,660
	Hospital, Series 1998, 5.250%, 11/15/37
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,007,220
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33
12,720	Total Health Care			12,571,128
	Housing/Single Family – 3.6% (2.5% of Total Investments)
1,495	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	1,523,405
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)
	Tax Obligation/General – 2.5% (1.8% of Total Investments)
1,000	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A	1,058,440
	2008C, 5.250%, 7/01/28
	Tax Obligation/Limited – 31.4% (22.3% of Total Investments)
146	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	117,907
	2005, 5.500%, 7/15/29
2,250	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A1	2,181,645
	2002, 5.000%, 7/15/27 – AMBAC Insured
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
251	5.700%, 7/01/27	1/17 at 100.00	N/R	185,906
155	5.800%, 7/01/32	1/17 at 100.00	N/R	109,278
271	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	276,805
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
525	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	551,922
	8/01/23 – NPFG Insured
1,033	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	943,232
	4.600%, 1/01/26
290	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	248,881
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
490	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	487,021
	Series 2008A, 7.400%, 7/15/33
2,175	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 –	7/14 at 100.00	N/R	2,303,173
	AMBAC Insured
640	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	498,330
	2006, 5.300%, 7/15/31
425	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	350,952
	Bonds, Series 2007, 5.800%, 7/15/32
160	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	125,434
	Series 2006, 5.350%, 7/15/31
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	1,192,875
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,130	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	1,154,691
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
665	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	556,326
	Bonds, Series 2007, 5.900%, 7/15/32
1,250	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	A1	1,245,075
	2005, 5.750%, 7/15/24
662	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	537,769
	2005, 6.000%, 7/01/30
425	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	328,665
	Bonds Series 2006, 5.250%, 7/15/31
14,193	Total Tax Obligation/Limited			13,395,887
	Transportation – 13.7% (9.7% of Total Investments)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B:
1,000	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	1,043,260
2,300	5.250%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	2,332,269
2,450	Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series 2001B, 5.000%, 6/01/20 –	6/11 at 100.00	A1	2,459,629
	AMBAC Insured (Alternative Minimum Tax)
5,750	Total Transportation			5,835,158
	U.S. Guaranteed – 17.6% (12.5% of Total Investments) (5)
300	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	N/R (5)	305,826
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
600	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (5)	633,876
	Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,806,242
	Series 2004A, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured
270	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	310,019
	4/01/16 (Pre-refunded 4/01/15)
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	N/R (5)	1,361,788
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
2,770	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/22	7/13 at 100.00	AAA	3,106,940
	(Pre-refunded 7/01/13)
6,765	Total U.S. Guaranteed			7,524,691
	Utilities – 13.6% (9.6% of Total Investments)
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	Baa2	1,171,600
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	677,801
	Company, Refunding Series 2008, 5.750%, 9/01/29
1,660	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A3	1,687,838
	SYNCORA GTY Insured
270	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	288,689
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
775	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	920,468
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.076%, 1/01/38 (IF)
1,165	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	1,038,900
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
5,785	Total Utilities			5,785,296
	Water and Sewer – 13.1% (9.3% of Total Investments)
955	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A2	951,524
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	417,409
	2003, 5.000%, 7/01/23 – NPFG Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue	7/11 at 100.00	AA+	1,040,600
	Refunding Bonds, Series 2001, 5.125%, 7/01/21 – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	2,137,280
	2002, 5.000%, 7/01/18 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
425	4.700%, 4/01/22	4/14 at 100.00	N/R	384,472
490	4.900%, 4/01/32	4/17 at 100.00	N/R	411,806
330	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	260,789
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
5,605	Total Water and Sewer			5,603,880
$ 59,993	Total Investments (cost $59,786,790) – 140.9%			60,100,015
	Other Assets Less Liabilities – 2.2%			957,532
	Preferred Shares, at Liquidation Value – (43.1)% (6)			(18,400,000)
	Net Assets Applicable to Common Shares - 100%			$ 42,657,547

Fair Value Measurements

In determining the value of the Fund‘s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management‘s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund‘s fair value measurements as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$59,480,774	$619,241	$60,100,015

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$546,011
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	73,230
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at the end of period	$619,241

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2010, the cost of investments was $59,767,835.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 1,809,440
Depreciation	(1,477,260)
Net unrealized appreciation (depreciation) of investments	$ 332,180

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor‘s Group (“Standard & Poor‘s”) or Moody‘s Investor Service,
Inc. (“Moody‘s”) rating. Ratings below BBB by Standard & Poor‘s or Baa by Moody‘s are considered to be below investment grade.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.6%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         June 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        June 29, 2010